Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	KIDZ AI INC.
Entity Central Index Key	0002022308
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	99-2827182
Entity Address Address Line 1	450 7th Avenue
Entity Address Address Line 2	Suite 905
Entity Address City Or Town	New York
Entity Address Postal Zip Code	10123
City Area Code	800
Local Phone Number	345-9588
Entity Address State Or Province	NY